Financial instruments - additional disclosures (Details 2) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Contract or underlying principal amout [member]
Disclosure of fair value measurement [line items]
Derivative financial instruments	$ 15,539	$ 10,353
Positive fair values [member]
Disclosure of fair value measurement [line items]
Derivative financial instruments	57	106
Negative fair values [member]
Disclosure of fair value measurement [line items]
Derivative financial instruments	(81)	(143)
Derivative financial instruments, at fair value currency related [member] | Contract or underlying principal amout [member]
Disclosure of fair value measurement [line items]
Derivative financial instruments, forward foreign exchange rate contracts	15,332	10,194
Derivative financial instruments, commodity purchase contract	207	159
Derivative financial instruments, at fair value currency related [member] | Positive fair values [member]
Disclosure of fair value measurement [line items]
Derivative financial instruments, forward foreign exchange rate contracts	34	81
Derivative financial instruments, commodity purchase contract	23	25
Derivative financial instruments, at fair value currency related [member] | Negative fair values [member]
Disclosure of fair value measurement [line items]
Derivative financial instruments, forward foreign exchange rate contracts	(79)	$ (143)
Derivative financial instruments, commodity purchase contract	$ (2)